SCHEDULE OF WEIGHTED AVERAGE ASSUMPTIONS OF WARRANTS (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Dividend yield	0.00%	0.00%
Minimum [Member]
Expected term, in years	2 years
Expected volatility	122.00%
Risk free interest rate	0.08%	0.09%
Maximum [Member]
Expected term, in years	5 years	1 year 6 months
Expected volatility	224.00%	100.00%
Risk free interest rate	1.57%	0.13%